Other Income and Expenses - Summary of Depreciation, Amortisation and Costs of Inventories (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation Amortisation And Costs Of Inventories [Line Items]
Depreciation of property, plant and equipment	¥ 2,257	¥ 1,251	¥ 834
Depreciation of right-of-use assets	4,480	1,618	1,939
Amortisation of intangible assets	5,366	3,762	2,592
Included in Cost of Sales
Depreciation Amortisation And Costs Of Inventories [Line Items]
Depreciation of property, plant and equipment	1,448	233	30
Depreciation of right-of-use assets	1,955	66
Amortisation of intangible assets	5,326	3,720	2,557
Costs of inventories recognised as an expense	11,489	12,465	15,484
Included in Selling Expenses
Depreciation Amortisation And Costs Of Inventories [Line Items]
Depreciation of right-of-use assets	516	489	885
Included in Administrative Expenses
Depreciation Amortisation And Costs Of Inventories [Line Items]
Depreciation of property, plant and equipment	809	1,018	804
Depreciation of right-of-use assets	2,009	1,063	1,054
Amortisation of intangible assets	¥ 40	¥ 42	¥ 35